ADVISORSHARES DORSEY WRIGHT SHORT ETF
Schedule of Investments
March 31, 2024 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND – 229.3%
STIT - Government & Agency Portfolio, Institutional Class, 5.25%(a)(b) (Cost $27,485,084)	27,485,084	$27,485,084

Total Investments Before Securities Sold, Not Yet Purchased (Cost $27,485,084)		27,485,084

Securities Sold, Not Yet Purchased – (108.1)%(c)

COMMON STOCKS – (108.1)%

Agriculture – (2.4)%
Archer-Daniels-Midland Co.	(2,311)	(145,154)
Bunge Global SA	(1,384)	(141,888)
Total Agriculture		(287,042)

Airlines – (2.5)%
Alaska Air Group, Inc.(d)	(3,330)	(143,156)
United Airlines Holdings, Inc.(d)	(3,260)	(156,089)
Total Airlines		(299,245)

Apparel – (2.7)%
Hanesbrands, Inc.(d)	(33,497)	(194,282)
VF Corp.	(8,364)	(128,304)
Total Apparel		(322,586)

Auto Manufacturers – (1.2)%
Tesla, Inc.(d)	(800)	(140,632)

Auto Parts & Equipment – (4.3)%
Adient PLC(d)	(3,878)	(127,664)
BorgWarner, Inc.	(3,876)	(134,652)
Dana, Inc.	(9,719)	(123,431)
Visteon Corp.(d)	(1,140)	(134,076)
Total Auto Parts & Equipment		(519,823)

Beverages – (1.0)%
Brown-Forman Corp., Class B	(2,311)	(119,294)

Biotechnology – (5.0)%
Biogen, Inc.(d)	(575)	(123,987)
Bio-Rad Laboratories, Inc., Class A(d)	(407)	(140,769)
Illumina, Inc.(d)	(881)	(120,979)
Incyte Corp.(d)	(1,931)	(110,009)
Sage Therapeutics, Inc.(d)	(5,819)	(109,048)
Total Biotechnology		(604,792)

Building Materials – (1.2)%
MDU Resources Group, Inc.	(5,775)	(145,530)

Chemicals – (4.1)%
Air Products and Chemicals, Inc.	(520)	(125,980)
Albemarle Corp.	(1,029)	(135,561)
FMC Corp.	(2,076)	(132,241)
Mosaic Co. (The)	(3,178)	(103,158)
Total Chemicals		(496,940)

Commercial Services – (4.0)%
Healthcare Services Group, Inc.(d)	(12,754)	(159,170)
PayPal Holdings, Inc.(d)	(1,750)	(117,233)
U-Haul Holding Co.(d)	(1,834)	(123,868)
WW International, Inc.(d)	(40,000)	(74,000)
Total Commercial Services		(474,271)

Computers – (3.1)%
DXC Technology Co.(d)	(6,190)	(131,290)
Genpact Ltd.	(3,252)	(107,153)
NCR Voyix Corp.(d)	(10,100)	(127,563)
Total Computers		(366,006)

Cosmetics/Personal Care – (1.3)%
Estee Lauder Cos., Inc. (The), Class A	(1,003)	(154,612)

Distribution/Wholesale – (1.1)%
LKQ Corp.	(2,580)	(137,798)

Electric – (5.3)%
AES Corp. (The)	(6,317)	(113,264)
Ameren Corp.	(1,781)	(131,723)
Dominion Energy, Inc.	(2,836)	(139,503)
Eversource Energy	(1,871)	(111,829)
NextEra Energy, Inc.	(2,108)	(134,722)
Total Electric		(631,041)

Electronics – (1.1)%
Sensata Technologies Holding PLC	(3,511)	(128,994)

Engineering & Construction – (1.6)%
MasTec, Inc.(d)	(2,099)	(195,732)

Entertainment – (1.4)%
Marriott Vacations Worldwide Corp.	(1,504)	(162,026)

Food – (9.6)%
Campbell Soup Co.	(2,824)	(125,527)
Conagra Brands, Inc.	(4,091)	(121,257)
General Mills, Inc.	(1,953)	(136,651)
Hain Celestial Group, Inc. (The)(d)	(13,396)	(105,293)
Hershey Co. (The)	(639)	(124,286)
Hormel Foods Corp.	(4,082)	(142,421)
J M Smucker Co. (The)	(1,007)	(126,751)
Kellanova	(2,413)	(138,241)
McCormick & Co., Inc.	(1,740)	(133,649)
Total Food		(1,154,076)

Gas – (1.1)%
UGI Corp.	(5,427)	(133,179)

Healthcare - Products – (7.1)%
Baxter International, Inc.	(2,630)	(112,406)
Bio-Techne Corp.	(1,486)	(104,600)
Exact Sciences Corp.(d)	(2,200)	(151,932)
ICU Medical, Inc.(d)	(1,357)	(145,633)
Insulet Corp.(d)	(675)	(115,695)
Integra LifeSciences Holdings Corp.(d)	(2,944)	(104,365)
Revvity, Inc.	(1,075)	(112,875)
Total Healthcare - Products		(847,506)

Healthcare - Services – (2.2)%
Humana, Inc.	(338)	(117,191)
Pediatrix Medical Group, Inc.(d)	(14,430)	(144,733)
Total Healthcare - Services		(261,924)

Home Furnishings – (2.1)%
Leggett & Platt, Inc.	(6,374)	(122,062)
Whirlpool Corp.	(1,100)	(131,593)
Total Home Furnishings		(253,655)

ADVISORSHARES DORSEY WRIGHT SHORT ETF
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Housewares – (0.9)%
Newell Brands, Inc.	(13,060)	$(104,872)

Internet – (0.9)%
Ziff Davis, Inc.(d)	(1,752)	(110,446)

Leisure Time – (1.1)%
Polaris, Inc.	(1,375)	(137,665)

Machinery - Diversified – (1.0)%
Cognex Corp.	(2,911)	(123,485)

Media – (5.0)%
Altice USA, Inc., Class A(d)	(55,717)	(145,421)
Cable One, Inc.	(243)	(102,821)
Charter Communications, Inc., Class A(d)	(439)	(127,587)
Paramount Global, Class B	(9,761)	(114,887)
Warner Bros Discovery, Inc.(d)	(12,247)	(106,916)
Total Media		(597,632)

Mining – (2.1)%
Alcoa Corp.	(4,143)	(139,992)
Newmont Corp.	(3,064)	(109,814)
Total Mining		(249,806)

Oil & Gas – (6.3)%
Antero Resources Corp.(d)	(5,534)	(160,486)
APA Corp.	(4,134)	(142,127)
Devon Energy Corp.	(2,942)	(147,630)
Patterson-UTI Energy, Inc.	(11,930)	(142,444)
Transocean Ltd.(d)	(25,443)	(159,782)
Total Oil & Gas		(752,469)

Oil & Gas Services – (1.2)%
RPC, Inc.	(17,817)	(137,903)

Packaging & Containers – (2.0)%
O-I Glass, Inc.(d)	(8,056)	(133,649)
Sealed Air Corp.	(2,887)	(107,396)
Total Packaging & Containers		(241,045)

Pharmaceuticals – (4.6)%
Bristol-Myers Squibb Co.	(2,583)	(140,076)
Herbalife Ltd.(d)	(15,720)	(157,986)
Jazz Pharmaceuticals PLC(d)	(1,008)	(121,383)
Pfizer, Inc.	(4,606)	(127,817)
Total Pharmaceuticals		(547,262)

REITS – (3.4)%
Healthcare Realty Trust, Inc.	(7,798)	(110,342)
Medical Properties Trust, Inc.	(37,366)	(175,620)
Mid-America Apartment Communities, Inc.	(947)	(124,606)
NET Lease Office Properties	(1)	(24)
Total REITS		(410,592)

Retail – (6.4)%
Advance Auto Parts, Inc.	(1,738)	(147,886)
Cracker Barrel Old Country Store, Inc.	(1,385)	(100,731)
Dollar General Corp.	(817)	(127,501)
Nu Skin Enterprises, Inc., Class A	(10,066)	(139,213)
Walgreens Boots Alliance, Inc.	(5,419)	(117,538)
Wendy's Co. (The)	(7,000)	(131,880)
Total Retail		(764,749)

Savings & Loans – (0.6)%
New York Community Bancorp, Inc.	(23,830)	(76,733)

Semiconductors – (1.1)%
IPG Photonics Corp.(d)	(1,450)	(131,500)

Software – (1.0)%
Paycom Software, Inc.	(612)	(121,794)

Telecommunications – (0.8)%
Viasat, Inc.(d)	(5,586)	(101,051)

Toys/Games/Hobbies – (1.2)%
Hasbro, Inc.	(2,540)	(143,561)

Transportation – (2.1)%
CH Robinson Worldwide, Inc.	(1,750)	(133,245)
United Parcel Service, Inc., Class B	(830)	(123,363)
Total Transportation		(256,608)

Water – (1.0)%
Essential Utilities, Inc.	(3,132)	(116,041)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(15,354,293)]		$(12,961,918)

Total Investments – 121.2% (Cost $12,130,791)		14,523,166
Liabilities in Excess of Other Assets – (21.2%)		(2,535,799)
Net Assets – 100.0%		$11,987,367

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

(a)	Rate shown reflects the 7-day yield as of March 31, 2024.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	As of March 31, 2024 cash in the amount of $2,190,551 has been segregated as collateral due to the broker for securities sold short.
(d)	Non-income producing security.

ADVISORSHARES DORSEY WRIGHT SHORT ETF
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Fund	$27,485,084	$-	$-	$27,485,084

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(12,961,918)	$-	$-	$(12,961,918)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Agriculture	(2.4)%
Airlines	(2.5)
Apparel	(2.7)
Auto Manufacturers	(1.2)
Auto Parts & Equipment	(4.3)
Beverages	(1.0)
Biotechnology	(5.0)
Building Materials	(1.2)
Chemicals	(4.1)
Commercial Services	(4.0)
Computers	(3.1)
Cosmetics/Personal Care	(1.3)
Distribution/Wholesale	(1.1)
Electric	(5.3)
Electronics	(1.1)
Engineering & Construction	(1.6)
Entertainment	(1.4)
Food	(9.6)
Gas	(1.1)
Healthcare - Products	(7.1)
Healthcare - Services	(2.2)
Home Furnishings	(2.1)
Housewares	(0.9)
Internet	(0.9)
Leisure Time	(1.1)
Machinery - Diversified	(1.0)
Media	(5.0)
Mining	(2.1)
Oil & Gas	(6.3)
Oil & Gas Services	(1.2)
Packaging & Containers	(2.0)
Pharmaceuticals	(4.6)
REITS	(3.4)
Retail	(6.4)
Savings & Loans	(0.6)
Semiconductors	(1.1)
Software	(1.0)
Telecommunications	(0.8)
Toys/Games/Hobbies	(1.2)
Transportation	(2.1)
Water	(1.0)
Money Market Fund	229.3
Total Investments	121.2
Liabilities in Excess of Other Assets	(21.2)
Net Assets	100.0%